2. Summary of Significant Accounting Policies (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Gross Value of property plant and equipment	$ 180	$ 2,432	$ 2,432
Less: accumulated depreciation and amortization	(1,988)	(1,845)	2,327
Total property and equipment, net	$ 444	587	920
Equipment
Gross Value of property plant and equipment		1,391	1,277
Software
Gross Value of property plant and equipment		737	737
Furniture and Fixtures
Gross Value of property plant and equipment		124	124
Leasehold Improvements
Gross Value of property plant and equipment		$ 180	$ 189